SUBSEQUENT EVENTS (Details Narrative) - USD ($)						1 Months Ended
	Mar. 09, 2022	Mar. 02, 2022	Feb. 11, 2022	Jan. 14, 2022	Jan. 07, 2022	Oct. 26, 2022	Mar. 30, 2022	Mar. 18, 2022	Feb. 18, 2022	Oct. 06, 2022	Sep. 30, 2022	Dec. 31, 2021
Common stock shares				80,000							8,822,521	5,000,000
Tranche Five [Member]
Senior Secured Convertible Promissory Note				$ 460,000
Discount on issuence				15.00%
Tranche Eight [Member]
Senior Secured Convertible Promissory Note		$ 115,000
Discount on issuence		15.00%
Tranche Nine [Member]
Senior Secured Convertible Promissory Note	$ 345,000
Discount on issuence	15.00%
Subscription amount of notes	$ 3,200,000
Tranche Ten [Member]
Senior Secured Convertible Promissory Note								$ 115,000
Discount on issuence								15.00%
Subsequent Event [Member]
Remaining principal balance						$ 1,020,000.00
Convertible Preferred Stock, par value						$ 0.0001
Preferred Stock issued shares						1,526,183
Principal Amount						$ 820,000
Accrued interest						142,000
Proceeds from the sale of common stock						$ 962,000
Common stock shares										661,000
Subsequent Event [Member] | Board of Directors [Member]
Convertible Preferred Stock, par value						$ 0.0001
Preferred Stock issued shares						1,526,183
Common stock shares						706,800
Undesignated shares						10,000,000
Mr James Member
Senior Secured Convertible Promissory Note					$ 70,000
Promissory note bears interest					12.00%
Description promissory note related party loan					Mr. James, which matures on the earlier of (1) January 6, 2023, (2) the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds
MR Rodrigues [Member] | Subsequent Event [Member]
Payments to party						$ 235,000
Evergreen Private Placement Member | Tranche Five [Member]
Senior Secured Convertible Promissory Note				$ 460,000
Cash proceeds				$ 400,000
Discount on issuence				15.00%
Conversion price				$ 20.75
Acquired share				22,169
Initial price				$ 20.75
Evergreen Private Placement Member | Tranche Sixth Member
Senior Secured Convertible Promissory Note			$ 115,000
Cash proceeds			$ 100,000
Discount on issuence			15.00%
Conversion price			$ 20.75
Acquired share			5,543
Initial price			$ 20.75
Subscription amount of notes			$ 2,500,000
Proceeds from issuance of warrants			$ 1,167,297
Evergreen Private Placement Member | TrancheSeventhMember
Senior Secured Convertible Promissory Note									$ 115,000
Cash proceeds									$ 100,000
Discount on issuence									15.00%
Conversion price									$ 20.75
Acquired share									5,543
Initial price									$ 20.75
Subscription amount of notes									$ 2,900,000
Warrants purchase									$ 1,278,141
Evergreen Private Placement Member | Tranche Eight [Member]
Senior Secured Convertible Promissory Note		$ 115,000
Cash proceeds		$ 100,000
Discount on issuence		15.00%
Conversion price		$ 20.75
Acquired share		5,543
Initial price		$ 20.75
Evergreen Private Placement Member | Tranche Nine [Member]
Senior Secured Convertible Promissory Note	345,000
Cash proceeds	$ 300,000
Discount on issuence	15.00%
Conversion price	$ 20.75
Acquired share	16,627
Initial price	$ 20.75
Subscription amount of notes	$ 3,200,000
Warrants purchase	$ 1,361,274
Evergreen Private Placement Member | Tranche Ten [Member]
Senior Secured Convertible Promissory Note								$ 115,000
Cash proceeds								$ 100,000
Discount on issuence								15.00%
Conversion price								$ 20.75
Acquired share								5,543
Initial price								$ 20.75
Evergreen Private Placement Member | Tranche Eleven Member
Senior Secured Convertible Promissory Note							$ 115,000
Cash proceeds							$ 100,000
Discount on issuence							15.00%
Conversion price							$ 20.75
Acquired share							5,543
Initial price							$ 20.75